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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2004 through November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------














--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     EQUITY
                                   OPPORTUNITY
                                      FUND

                                     Annual
                                     Report

                                    11/30/05

                                 [Logo] PIONEER
                                        Investment(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 7

Portfolio Management Discussion                                 9

Schedule of Investments                                        13

Financial Statements                                           20

Notes to Financial Statements                                  26

Report of Independent Registered Public Accounting Firm        33

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        34

Trustees, Officers and Service Providers                       39

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
The economy remains strong. Third quarter profits, coming in well above 10% year-over-year, were surprising in light of the serious economic challenges that developed over the last three months. The vexing economic questions that arose from 2005's disastrous hurricane season began to resolve themselves by late fall, allowing prices for oil and gasoline to retreat from their storm-induced peaks, as Gulf Coast facilities began to come back on line. The Federal Reserve Board continued to raise interest rates, and business activity remained strong, despite storm-related dislocations.

Even with moderating energy prices, businesses and households in colder areas of the country face uncomfortably large bills for heat and utilities for the coming winter while ravaged energy production facilities are refurbished. The national savings rate stands near zero, leaving many households ill prepared for hefty gasoline and heating costs.

However, costly energy and higher interest rates have not slowed the economy to date. American consumers, whose outlays are key to the economy's direction, are notably resilient. Consumer confidence rebounded in November after a post-hurricane lag, according to the University of Michigan. Furthermore, hiring trends are fairly positive and recent readings of leading economic indicators by the Conference Board have shown an upward bias.

The U.S. has enjoyed ten straight quarters of expansion at an annualized rate of 3% or better. Barring surprises, we expect continued, though possibly slower, growth in the period ahead. For investors, carefully selected high-quality equity and bond mutual funds still have potential to deliver solid results even in a slow-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Investing for income with Pioneer

Pioneer offers a diverse range of products with different risk/reward profiles designed to help investors pursue a variety of goals. If income is important to you, Pioneer's broad selection of bond funds and equity products that have a meaningful income component, may improve your overall allocation. Our variety of income funds are actively managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.



Respectfully,


/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/05
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S Common Stocks                                    97.2%
U.S Corporate Bonds                                   2.2%
Covertible Preferred Stocks                           0.3%
Despositary Receipts for International Stocks         0.3%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                              23.4%
Materials                               22.5%
Industrials                             18.0%
Health Care                             15.6%
Utilities                               10.8%
Consumer Discretionary                   4.9%
Energy                                   2.3%
Consumer Staples                         1.5%
Information Technology                   1.0%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Equity Office Properties Trust               4.43%
 2. The Scotts Miracle-Gro Co.                   3.72
 3. Hartford Financial Services Group, Inc.      3.42
 4. General Growth Pro TLB SC                    3.15
 5. National Fuel Gas Co.                        2.82
 6. Roper Industries, Inc.                       2.62
 7. Mack-Cali Realty Corp.                       2.45
 8. Lennox International, Inc.                   2.44
 9. Bio-Rad Laboratories, Inc.                   2.43
10. Saul Centers, Inc.                           2.37

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   11/30/05   12/1/04
 -----   --------   -------
   A     $10.95     $10.00
   B     $10.88     $10.00
   C     $10.87     $10.00

 Distributions Per Share
--------------------------------------------------------------------------------


                    12/1/04 - 11/30/05
                    ------------------
           Income      Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A     $   -         $   -           $   -
   B     $   -         $   -           $   -
   C     $   -         $   -           $   -

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                  CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


             Value of $10,000 Investment

               Russell 2500        Pioneer Equity
                  Index            Opportunity Fund
12-04             10000             9425
11-05             10785            10064


-----------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                              Net         Public
                          Asset Value    Offering
Period                       (NAV)      Price (POP)
Life-of-Class
(12/1/04)                    9.50%         3.20%
-----------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                     CLASS B SHARES
--------------------------------------------------------------------------------

 Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


             Value of $10,000 Investment

               Russell 2500        Pioneer Equity
                  Index            Opportunity Fund
12-04            10000             10000
11-05            10785             10215

----------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                              If       If
Period                       Held   Redeemed
Life-of-Class
(12/1/04)                   8.80%   4.80%
----------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/05                                     CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


             Value of $10,000 Investment

               Russell 2500        Pioneer Equity
                  Index            Opportunity Fund
12-04             10000            10000
11-05             10785            10505

-------------------------------------------------
Average Annual Total Returns
(As of November 30, 2005)
                              If       If
Period                       Held   Redeemed
 Life-of-Class
 (12/1/04)                   8.70%   7.70%
-------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity
Opportunity Fund

Based on actual returns from June 1, 2005 through November 30, 2005



Share Class                           A              B              C
-------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 6/1/05
Ending Account Value             $1,056.68      $1,053.08      $1,054.59
On 11/30/05
Expenses Paid During Period*     $    6.40      $   10.55      $   10.40

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.04% and 2.01% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity
Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2005 through November 30, 2005

Share Class                           A              B              C
-------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 6/1/05
 Ending Account Value             $1,018.80      $1,014.84      $1,014.99
 On 11/30/05
 Expenses Paid During Period*     $    6.29      $   10.35      $   10.20

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.04% and 2.01% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05
--------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund's positioning among mid- and small-cap issues produced positive returns over the Fund's first year of operation. In the following discussion, portfolio manager Margie Patel reviews the year's highlights and offers her outlook for the period ahead.

For the period from the Fund's December 1, 2004 inception through November 30, 2005, the Fund's Class A shares returned 9.50% at net asset value. This result trailed the Fund's benchmark, the Russell 2500 Index, which returned 10.40% over the period.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background and the areas you emphasized.

A: With the economy growing faster than its long-term trend rate and inflation contained at manageable levels, conditions favored equity investors. Most sectors recorded positive results, but energy companies were outstanding performers thanks to record prices for oil and gas.

   Our approach emphasizes sectors that may grow faster than the overall economy; stock selection then focuses on companies that appear attractively priced relative to our assessment of their long-term potential. Industry analysis has led us to areas where, we think, positive fundamentals should produce increasingly favorable operating results. For example, materials, chemicals, and container and packaging firms appear well positioned to benefit from higher capital utilization, while expanding demand should provide some ability to raise prices. Chemical companies in particular would welcome the ability to raise prices to offset rising energy costs. Paper and forest product companies benefited from growing demand and restructuring programs that include the phasing-out of less-efficient plants.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

   Industrials also seem poised to benefit from an increase in capital outlays as companies modernize or expand capacity after years of under-investment. Many businesses can also bolster capital investment using dividends from offshore facilities under the Jobs Creation Act, which offers favorable tax treatment on repatriated profits.

   The aging U.S. population makes health care another attractive area for the portfolio with holdings ranging from equipment and supplies to biotech and pharmaceuticals. In financials, we hold a geographically diverse list of commercial real estate companies, including office buildings, shopping centers and industrial space. Although the sector is somewhat sensitive to higher interest rates, the growing economy may gradually increase occupancy rates and aid cash flow, and possibly increase the value of underlying properties.

   In utilities, we are emphasizing areas where regulatory commissions favor growth, and companies whose customers can increase demand in an expanding economy. Economic growth should also improve operating efficiency by bringing idle generating capacity online. Some utilities may also profit from non-regulated activities like transmission and storage facilities.

Q: Which holdings had a beneficial impact on performance during this period?

A: Lennox International, makers of heating and cooling equipment, benefited from strong housing and industrial demand. Industrial expansion also aided results at Roper Industries, which manufactures controls and fluid-handling equipment, and at Wesco, a distributor of industrial maintenance products.

   In packaging, Crown Holdings rose, reflecting better financial results from higher capacity utilization, closing of inefficient facilities and a strengthening balance sheet.

   Strong health-care performers included biotech company Vertex, whose promising drugs under development include one targeting Hepatitis C. Mentor's shares rose due to expected increased demand for such products as breast and facial implants, and liposuction devices.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   General Growth Properties, a diversified real estate company, led real estate holdings. We also saw a modest gain in Saul Centers, an established real estate management company. Saul operates small shopping centers and other properties in the demographically attractive Washington
   D.C/Baltimore corridor.

Q: Which of your decisions hurt overall performance?

A: Our small exposure to energy stocks compared with the benchmark's weighting helps explain why Fund returns lagged the index; valuations among energy shares, viewed in terms of longer-term potential, did not meet our investment criteria.

   Among individual disappointments, shares of Canadian paper maker Abitibi declined as demand for newsprint continued to shrink. Unsatisfactory operating results hurt the performance of NOVA Chemicals, which felt the pressure of sharply higher natural gas prices.

   Interpublic, an international advertising firm, has yet to complete its long-pending operational turnaround, causing investors to sell shares amid continued uncertainty. Shares of automotive parts retailer Pep Boys also declined. Recent results have been disappointing as management refocuses merchandising efforts as part of a broader turnaround strategy.

Q: What is your outlook, and how does the portfolio reflect that outlook?

A: Despite a series of interest rate hikes and expensive energy, we think that the current expansion will persist through 2006. Portfolio holdings on average fall between the small- and mid-cap categories, and combine value and growth companies. All were selected for their favorable industry positions and their ability to defend their franchises in a competitive environment. Some of our holdings may engage in acquisitions or themselves be the targets of acquirers. Most importantly, our focus is on the potential long-term value we see in these companies, with less attention paid to short-term earnings trends.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/05                           (continued)
--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05
--------------------------------------------------------------------------------

   Shares                                                  Value
              CONVERTIBLE PREFERRED STOCK - 0.3%
              Materials - 0.3%
              Construction Materials - 0.3%
    2,650     TXI Capital Trust I, 5.5%, 6/30/28     $   137,800
                                                     -----------
              Total Materials                        $   137,800
                                                     -----------
              TOTAL CONVERTIBLE PREFERRED STOCK
              (Cost $133,653)                        $   137,800
                                                     -----------
              COMMON STOCKS - 97.8%
              Energy - 2.3%
              Coal & Consumable Fuels - 0.2%
    3,200     Alpha Natural Resources, Inc.*         $    76,864
                                                     -----------
              Integrated Oil & Gas - 0.3%
    1,793     USX-Marathon Group, Inc.               $   106,307
                                                     -----------
              Oil & Gas Storage & Transporation - 1.8%
    8,500     Kinder Morgan, Inc.                    $   770,100
                                                     -----------
              Total Energy                           $   953,271
                                                     -----------
              Materials - 22.2%
              Aluminum - 0.8%
   18,000     Novelis, Inc.                          $   343,080
                                                     -----------
              Commodity Chemicals - 3.2%
   25,123     Lyondell Petrochemicals Co.            $   638,878
    9,173     NOVA Chemicals Corp.                       345,363
   15,200     Spartech Corp.                             322,392
                                                     -----------
                                                     $ 1,306,633
                                                     -----------
              Construction Materials - 0.5%
    4,100     Texas Industries, Inc.                 $   204,508
                                                     -----------
              Diversified Chemical - 3.0%
    7,585     Ashland, Inc.                          $   422,864
    4,200     FMC Corp.*                                 223,314
   30,975     Olin Corp.                                 596,269
                                                     -----------
                                                     $ 1,242,447
                                                     -----------
              Diversified Metals & Mining - 0.2%
    1,500     Inco, Ltd.                             $    65,985
                                                     -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------


  Shares                                               Value
              Fertilizers & Agricultural Chemicals - 3.7%
  33,000      The Scotts Miracle-Gro Co.         $ 1,548,360
                                                 -----------
              Forest Products - 0.8%
  12,247      Louisiana-Pacific Corp.            $   330,301
                                                 -----------
              Gold - 0.3%
   6,055      Placer Dome, Inc.                  $   132,847
                                                 -----------
              Metal & Glass Containers - 1.9%
  15,000      Crown Cork & Seal Co., Inc.*       $   278,100
  24,006      Owens-Illinois, Inc.*                  522,130
                                                 -----------
                                                 $   800,230
                                                 -----------
              Paper Packaging - 0.5%
  17,173      Smurfit-Stone Container Corp.*     $   217,582
                                                 -----------
              Paper Products - 2.3%
 215,000      Abitibi-Consolidated, Inc.         $   720,250
   5,132      Georgia-Pacific Corp. (b)              242,692
                                                 -----------
                                                 $   962,942
                                                 -----------
              Specialty Chemicals - 5.0%
  16,200      Arch Chemicals, Inc.               $   460,890
   7,200      Cytec Industries, Inc.                 326,088
  38,170      RPM, Inc.                              709,962
   8,500      Sigma-Aldrich Corp.                    561,340
                                                 -----------
                                                 $ 2,058,280
                                                 -----------
              Total Materials                    $ 9,213,195
                                                 -----------
              Capital Goods - 17.1%
              Aerospace & Defense - 2.6%
   2,400      Ducommun, Inc.*                    $    49,176
  15,279      EDO Corp.                              406,880
   5,439      Esterline Technologies Corp.*          223,597
   9,118      United Industrial Corp. (b)            396,177
                                                 -----------
                                                 $ 1,075,830
                                                 -----------
              Building Products - 2.5%
  34,767      Lennox International, Inc.         $ 1,015,544
                                                 -----------
              Construction, Farm Machinery & Heavy Trucks - 1.0%
  20,592      Wabash National Corp.              $   408,751
                                                 -----------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                         Value
              Electrical Component & Equipment - 2.8%
    2,250     Ametek, Inc.                                  $    95,873
   27,688     Roper Industries, Inc.                          1,090,907
                                                            -----------
                                                            $ 1,186,780
                                                            -----------
              Industrial Machinery - 6.5%
    2,800     Albany International Corp.                    $   106,764
   14,698     Donaldson Co., Inc.                               491,501
    3,749     Danaher Corp. (b)                                 208,070
    4,200     Gardner Denver, Inc.*                             204,960
    5,200     Idex Corp.                                        229,528
    4,100     ITT Industries, Inc.                              445,916
   12,662     Kaydon Corp.                                      409,742
    3,800     Kennametal, Inc.                                  208,202
    2,877     Mueller Industries, Inc.                           77,880
    4,550     Parker Hannifin Corp.                             311,266
                                                            -----------
                                                            $ 2,693,829
                                                            -----------
              Trading Companies & Distributors - 1.7%
   17,150     Wesco International, Inc.*                    $   716,013
                                                            -----------
              Total Capital Goods                           $ 7,096,747
                                                            -----------
              Media - 1.7%
              Advertising - 1.7%
   74,885     The Interpublic Group of Companies, Inc.*     $   697,928
                                                            -----------
              Total Media                                   $   697,928
                                                            -----------
              Retailing - 2.0%
              Automotive Retail - 2.0%
   58,400     Pep Boys - Manny, Moe & Jack                  $   838,040
                                                            -----------
              Total Retailing                               $   838,040
                                                            -----------
              Food, Beverage & Tobacco - 0.1%
              Packaged Foods & Meats - 0.1%
    1,100     McCormick & Co., Inc.*                        $    34,342
                                                            -----------
              Total Food, Beverage & Tobacco                $    34,342
                                                            -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------


   Shares                                                       Value
              Household & Personal Products - 1.4%
              Personal Products - 1.4%
   13,200     Alberto-Culver Co. (Class B)                $   573,936
                                                          -----------
              Total Household & Personal Products         $   573,936
                                                          -----------
              Health Care Equipment & Services - 10.7%
              Health Care Distributors - 1.1%
   15,900     Owens & Minor, Inc.                         $   450,924
                                                          -----------
              Health Care Equipment - 9.1%
   17,285     Bio-Rad Laboratories, Inc.*                 $ 1,009,790
   10,050     Fisher Scientific International, Inc.*          648,024
   10,400     Mentor Corp.                                    506,896
   30,300     Steris Corp.                                    761,136
   27,630     Thermo Electron Corp.*                          852,386
                                                          -----------
                                                          $ 3,778,232
                                                          -----------
              Health Care Supplies - 0.5%
    3,502     Cooper Companies, Inc.                      $   191,910
                                                          -----------
              Total Health Care Equipment & Services      $ 4,421,066
                                                          -----------
              Pharmaceuticals & Biotechnology - 5.0%
              Biotechnology - 4.0%
    2,900     Invitrogen Corp.*                           $   193,285
   30,469     Protein Design Labs, Inc.*                      848,562
   23,900     Vertex Pharmaceuticals, Inc.*(b)                609,450
                                                          -----------
                                                          $ 1,651,297
                                                          -----------
              Pharmaceuticals - 1.0%
   19,700     Bristol-Myers Squibb Co.                    $   425,323
                                                          -----------
              Total Pharmaceuticals & Biotechnology       $ 2,076,620
                                                          -----------
              Banks - 2.1%
              Thrifts & Mortgage Finance - 2.1%
   39,200     Sovereign Bancorp, Inc.                     $   856,912
                                                          -----------
              Total Banks                                 $   856,912
                                                          -----------
              Insurance - 3.4%
              Multi-Line Insurance - 3.4%
   16,300     Hartford Financial Services Group, Inc.     $ 1,424,131
                                                          -----------
              Total Insurance                             $ 1,424,131
                                                          -----------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



   Shares                                                     Value
              Real Estate - 18.0%
              Real Estate Management & Development - 1.9%
   20,116     Forest City Enterprises, Inc.             $   782,110
                                                        -----------
              Real Estate Investment Trusts - 16.1%
    9,620     Crescent Real Estate Equities, Inc.       $   199,807
   59,165     Equity Office Properties Trust              1,844,765
   28,748     General Growth Pro TLB SC (b)               1,311,484
   11,800     Liberty Property Trust                        501,028
   23,100     Mack-Cali Realty Corp.                      1,020,327
   86,100     MeriStar Hospitality Corp.*                   842,919
   26,493     Saul Centers, Inc.                            987,394
                                                        -----------
                                                        $ 6,707,724
                                                        -----------
              Total Real Estate                         $ 7,489,834
                                                        -----------
              Software & Services - 0.0%
              Application Software - 0.0%
    1,400     Mentor Graphics Corp.*                    $    12,544
                                                        -----------
              Total Software & Services                 $    12,544
                                                        -----------
              Technology Hardware & Equipment - 0.7%
              Electronic Manufacturing Services - 0.7%
   11,200     Park Electrochemical Corp.                $   282,688
                                                        -----------
              Total Technology Hardware & Equipment     $   282,688
                                                        -----------
              Semiconductors - 0.3%
              Semiconductor Equipment - 0.3%
    6,197     FEI Co.*                                  $   123,692
                                                        -----------
              Total Semiconductors                      $   123,692
                                                        -----------
              Utilities - 10.8%
              Electric Utilities - 0.8%
    1,900     Edison International                      $    85,728
    8,200     UniSource Energy Corp.                        265,352
                                                        -----------
                                                        $   351,080
                                                        -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/05                                   (continued)
--------------------------------------------------------------------------------


  Shares                                                                Value
              Gas Utilities - 7.1%
  36,885      Atmos Energy Corp.                                   $   980,034
  36,400      National Fuel Gas Co.                                  1,173,900
 130,300      SEMCO Energy, Inc.*                                      776,588
                                                                   -----------
                                                                   $ 2,930,522
                                                                   -----------
              Independent Power Producer & Energy
              Traders - 2.3%
  22,300      NRG Energy, Inc.*                                    $   973,841
                                                                   -----------
              Multi-Utilities - 0.6%
  16,383      CMS Energy Corp.*                                    $   229,034
                                                                   -----------
              Total Utilities                                      $ 4,484,477
                                                                   -----------
              TOTAL COMMON STOCKS
              (Cost $37,494,456)                                   $40,579,423
                                                                   -----------


Principal
   Amount
               CORPORATE BONDS - 2.2%
               Capital Goods - 1.0%
               Industrial Machinery - 1.0%
$ 400,000      Gardner Denver, Inc. 8.0%, 5/1/13                   $   417,000
                                                                   -----------
               Total Capital Goods                                 $   417,000
                                                                   -----------
               Retailing - 1.2%
               Distributors - 1.2%
  500,000      Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)     $   503,750
                                                                   -----------
               Total Retailing                                     $   503,750
                                                                   -----------
               TOTAL CORPORATE BONDS
               (Cost $921,722)                                     $   920,750
                                                                   -----------


   Shares
               TEMPORARY CASH INVESTMENT - 6.4%
               Security Lending Collateral - 6.4%
 2,666,536     Securities Lending Investment Fund, 4.02%           $ 2,666,536
                                                                   -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $2,666,536)                                   $ 2,666,536
                                                                   -----------
               TOTAL INVESTMENTS IN SECURITIES - 106.7%
               (Cost $41,216,367) (a)                              $44,304,509
                                                                   -----------
               OTHER ASSETS AND LIABILITIES - (6.7)%               $(2,798,131)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $41,506,378
                                                                   ===========

18     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     Non-income producing security.


(a) At November 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $41,225,467 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $4,682,472
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                         (1,603,430)
                                                                                ----------
       Net unrealized gain                                                      $3,079,042
                                                                                ==========

(b)   At November 30, 2005, the following securities were out on loan:



     Shares               Security                  Value
      3,562     Danaher Corp.                     $  197,691
     27,311     General Growth Pro TLB SC          1,245,928
      4,875     Georgia-Pacific Corp.                230,539
      8,650     United Industrial Corp.              375,843
     21,155     Vertex Pharmaceuticals, Inc.*        539,453
                                                  ----------
                Total                             $2,589,454
                                                  ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2005 aggregated $41,450,524 and $2,688,694, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
    $2,589,454) (cost $41,216,367)                             $44,304,509
  Cash                                                             161,376
  Receivables -
    Fund shares sold                                                14,749
    Dividends, interest and foreign taxes withheld                  73,294
    Due from affiliates                                                736
                                                               -----------
     Total assets                                              $44,554,664
                                                               -----------
LIABILITIES:
  Payables -
    Investment securities purchased                            $   128,568
    Fund shares repurchased                                        168,180
    Upon return of securities loaned                             2,666,536
  Accrued expenses                                                  85,002
                                                               -----------
     Total liabilities                                         $ 3,048,286
                                                               -----------
NET ASSETS:
  Paid-in capital                                              $38,510,491
  Undistributed net investment income                              119,089
  Accumulated net realized loss on investments                    (211,344)
  Net unrealized gain on investments                             3,088,142
                                                               -----------
     Total net assets                                          $41,506,378
                                                               ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $21,996,122/2,008,185 shares)              $     10.95
                                                               ===========
  Class B (based on $4,483,017/412,136 shares)                 $     10.88
                                                               ===========
  Class C (based on $15,027,239/1,381,896 shares)              $     10.87
                                                               ===========
MAXIMUM OFFERING PRICE:
  Class A ($10.95 [divided by] 94.25%)                         $     11.62
                                                               ===========

20    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended 11/30/05


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $3,793)    $589,680
  Interest                                                 20,023
  Income from securities loaned, net                        3,180
                                                         --------
     Total investment income                                            $  612,883
                                                                        ----------
EXPENSES:
  Management fees                                        $241,532
  Transfer agent fees and expenses
    Class A                                                23,542
    Class B                                                 5,936
    Class C                                                16,713
  Distribution fees
    Class A                                                40,379
    Class B                                                33,141
    Class C                                               120,557
  Administrative reimbursements                            18,713
  Custodian fees                                           18,443
  Registration fees                                        76,669
  Professional fees                                        70,603
  Printing expense                                         14,503
  Fees and expenses of nonaffiliated trustees               4,679
  Miscellaneous                                             2,842
                                                         --------
     Total expenses                                                     $  688,252
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                   (167,104)
     Less fees paid indirectly                                                (880)
                                                                        ----------
     Net expenses                                                       $  520,268
                                                                        ----------
       Net investment income                                            $   92,615
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                      $ (211,846)
                                                                        ----------
  Change in net unrealized gain on investments                          $3,088,142
                                                                        ----------
  Net gain on investments                                               $2,876,296
                                                                        ----------
  Net increase in net assets resulting from operations                  $2,968,911
                                                                        ==========



The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 12/1/04 (Commencement of Operations) to 11/30/05


                                                                        12/1/04
                                                                           to
                                                                        11/30/05
FROM OPERATIONS:
Net investment income                                               $    92,615
Net realized loss on investments                                       (211,846)
Change in net unrealized gain on investments                          3,088,142
                                                                    -----------
    Net increase in net assets resulting from operations            $ 2,968,911
                                                                    -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $47,110,706
Cost of shares repurchased                                           (8,673,239)
                                                                    -----------
    Net increase in net assets resulting from
     Fund share transactions                                        $38,437,467
                                                                    -----------
    Net increase in net assets                                      $41,406,378
NET ASSETS:
Beginning of period (initial capitalization - 10,000 shares)            100,000
                                                                    -----------
End of period (undistributed net investment income of $119,089 )
                                                                    $41,506,378
                                                                    ===========


                              '05 Shares      '05 Amount
CLASS A
Shares sold                  2,377,145      $24,160,612
Less shares repurchased       (372,294)      (3,824,957)
                             ---------      ------------
    Net increase             2,004,851      $20,335,655
                             =========      ===========
CLASS B
Shares sold                    531,807      $ 5,429,829
Less shares repurchased       (123,004)      (1,260,161)
                             ---------      ------------
    Net increase               408,803      $ 4,169,668
                             =========      ===========
CLASS C
Shares sold                  1,730,605      $17,520,265
Less shares repurchased       (352,042)      (3,588,121)
                             ---------      ------------
    Net increase             1,378,563      $13,932,144
                             =========      ===========


22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                12/1/04(a)
                                                                    to
                                                                 11/30/05
CLASS A
Net asset value, beginning of period                            $ 10.00
                                                                -------
Net increase from investment operations:
  Net investment income                                         $  0.05
  Net realized and unrealized gain on investments                  0.90
                                                                -------
     Net increase from investment operations                    $  0.95
Net increase in net asset value                                 $  0.95
                                                                -------
Net asset value, end of period                                  $ 10.95
                                                                =======
Total return*                                                      9.50%
Ratio of net expenses to average net assets+                       1.25%**
Ratio of net investment income to average net assets+              0.65%**
Portfolio turnover rate                                               8%**
Net assets, end of period (in thousands)                        $21,996
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                     1.78%**
  Net investment income                                            0.12%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                     1.25%**
  Net investment income                                            0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account. Total return is not annualized for periods less than one year.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class A shares were first publicly offered on December 1, 2004.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 12/1/04(a)
                                                                     to
                                                                  11/30/05
CLASS B
Net asset value, beginning of period                             $  10.00
                                                                 --------
Net increase from investment operations:
  Net investment loss                                            $  (0.01)
  Net realized and unrealized gain on investments                    0.89
                                                                 --------
     Net increase from investment operations                     $   0.88
Net increase in net asset value                                  $   0.88
                                                                 --------
Net asset value, end of period                                   $  10.88
                                                                 ========
Total return*                                                        8.80%
Ratio of net expenses to average net assets+                         2.04%**
Ratio of net investment loss to average net assets+                 (0.12)%**
Portfolio turnover rate                                                 8%**
Net assets, end of period (in thousands)                         $  4,483
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                       2.53%**
  Net investment loss                                               (0.61)%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                       2.04%**
  Net investment loss                                               (0.12)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized for periods less than one year.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class B shares were first publicly offered on December 1, 2004.

24    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 12/1/04(a)
                                                                     to
                                                                  11/30/05
CLASS C
Net asset value, beginning of period                             $  10.00
                                                                 --------
Net increase from investment operations:
  Net investment loss                                            $  (0.01)
  Net realized and unrealized gain on investments                    0.88
                                                                 --------
     Net increase from investment operations                     $   0.87
Net increase in net asset value                                  $   0.87
                                                                 --------
Net asset value, end of period                                   $  10.87
                                                                 ========
Total return*                                                        8.70%
Ratio of net expenses to average net assets+                         2.01%**
Ratio of net investment loss to average net assets+                 (0.11)%**
Portfolio turnover rate                                                 8%**
Net assets, end of period (in thousands)                         $ 15,027
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                       2.53%**
  Net investment loss                                               (0.63)%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                       2.01%**
  Net investment loss                                               (0.11)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized for periods of less than one year.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class C shares were first publicly offered on December 1, 2004.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004. Prior to December 1, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has paid all organizational costs of the Fund.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2005 there were no securities fair valued. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

   rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2005, the Fund had a net capital loss carryforward of $55,357 which will expire in 2013, if not utilized.

   The Fund has elected to defer approximately $146,892 of capital losses recognized between November 1, 2005 and November 30, 2005 to its fiscal year ending November 30, 2006.

   There were no distributions paid during the year ended November 30, 2005.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005.

--------------------------------------------------------------------------------
                                                   2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                $  119,094
  Capital loss carryforward                       (55,357)
  Current Year Post October Loss Deferred        (146,892)
  Unrealized appreciation                       3,079,042
                                               ----------
  Total                                        $2,995,887
                                               ==========

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of REIT holdings.

   At November 30, 2005, the Fund has reclassified $26,474 to increase undistributed net investment income, $502 to decrease accumulated net realized loss on investments and $26,976 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $48,505 in underwriting commissions on the sale of Class A shares during the period ended November 30, 2005.


D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

E. Securities Lending

   The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.


F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2005, $2,863 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due from affiliates is $(4,287) in transfer agent fees payable from PIMSS at November 30, 2005.


4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in due to affiliates is $688 in distribution fees payable to PFD at November 30, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended November 30, 2005, CDSCs in the amount of $12,834 were paid to PFD.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/05                             (continued)
--------------------------------------------------------------------------------

5. Expense Offsets Arrangements

The Fund has entered into another expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended November 30, 2005, the Fund's expenses were reduced by $880 under this arrangement.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Equity Opportunity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Opportunity Fund (the "Fund") as of November 30, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the period from December 1, 2004 (commencement of operations) to November 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity Fund at November 30, 2005, the results of its operations, the changes in net assets and the financial highlights for the period from December 1, 2004 (commencement of operations) to November 30, 2005, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP



Boston, Massachusetts
January 6, 2006

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the year to date period ended June 30, 2005 for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the six-month period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the period since the commencement of investment operations for too short a period to evaluate the Investment Adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

   provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the period from inception through June 30, 2005 was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and in the second quintile without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio was currently capped below the median expense ratio of the peer group. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, a break point in the management fee was not necessary. As the assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees may serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Equity Opportunity Fund


--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                                          Positions Held                        Length of Service
Name and Age                              With the Fund                         and Term of Office
John F. Cogan, Jr. (79)*                  Chairman of the                       Trustee since 2004.
                                          Board,                                Serves until
                                          Trustee and President                 successor trustee
                                                                                is elected or earlier
                                                                                retirement or
                                                                                removal

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**                     Trustee and                           Trustee since
                                          Executive Vice                        June 2004. Serves
                                          President                             until successor
                                                                                trustee is elected
                                                                                or earlier retirement
                                                                                or  removal

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (79)*       Deputy Chairman and a Director of Pioneer Global Asset        Chairman and Director of
                               Management S.p.A. ("PGAM"); Non-Executive Chairman            ICI Mutual Insurance
                               and a Director of Pioneer Investment Management USA           Company; Director
                               Inc. ("PIM-USA"); Chairman and a Director of Pioneer;         of Harbor Global
                               Director of Pioneer Alternative Investment Management         Company, Ltd.
                               Limited (Dublin); President and a Director of Pioneer
                               Alternative Investment Management (Bermuda) Limited
                               and affiliated funds; President and Director of Pioneer
                               Funds Distributor, Inc. ("PFD"); President of all of the
                               Pioneer Funds; and Of Counsel (since 2000, partner prior
                               to 2000), Wilmer Cutler Pickering Hale and Dorr LLP
                               (counsel to PIM-USA and the Pioneer Funds).
*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
--------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**          President and Chief Executive Officer, PIM-USA since           None
                               May 2003 (Director since January 2001); President
                               and Director of Pioneer since May 2003; Chairman and
                               Director of Pioneer Investment Management Shareholder
                               Services, Inc. ("PIMSS") since May 2003; Executive Vice
                               President of all of the Pioneer Funds since June 2003;
                               Executive Vice President and Chief Operating Officer of
                               PIM-USA, November 2000 to May 2003
**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
--------------------------------------------------------------------------------------------------------------------------


Pioneer Equity Opportunity Fund


--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock**(61)            Trustee          Trustee since 2005.
3050 K. Street NW,                              Serves until
Washington, DC 20007                            successor trustee
                                                is elected or earlier
                                                retirement or removal.
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
--------------------------------------------------------------------------------
Mary K. Bush (57)              Trustee          Trustee since 2004.
3509 Woodbine Street,                           Serves until
Chevy Chase, MD 20815                           successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Trustee          Trustee since 2004.
1001 Sherbrooke Street West,                    Serves until
Montreal, Quebec, Canada                        successor trustee
H3A 1G5                                         is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock**(61)            Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K. Street NW,             Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (1995 - 2000; 2002         affordable housing
                               to 2004); Executive Vice President and Chief Financial       finance company);
                               Officer, Pedestal Inc. (internet-based mortgage trading      Director of New York
                               company) (2000 - 2002)                                       Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street,          advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated
                                                                                            material products
                                                                                            manufacturer),
                                                                                            Millennium Chemicals,
                                                                                            Inc. (commodity
                                                                                            chemicals), Mortgage
                                                                                            Guaranty Insurance
                                                                                            Corporation, and R.J.
                                                                                            Reynolds Tobacco
                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (58)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); Professor of Management, Faculty of Management,
Montreal, Quebec, Canada       McGill University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Marguerite A. Piret (57)        Trustee         Trustee since 2004.
One Boston Place, 28th Floor,                   Serves until
Boston, MA 02108                                successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------
Stephen K. West (77)            Trustee         Trustee since 2004.
125 Broad Street,                               Serves until
New York, NY 10004                              successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------
John Winthrop (69)              Trustee         Trustee since 2004.
One North Adgers Wharf,                         Serves until
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Marguerite A. Piret (57)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
---------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company) and
                                                                                          AMVESCAP PLC
                                                                                          (investment managers)
---------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,         (private investment firm)
Charleston, SC 29401
---------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund


--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------
                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (57)     Secretary             Since 2004. Serves
                                                   at the discretion
                                                   of the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
David C. Phelan (48)         Assistant Secretary   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer             Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion
                                                   of the Board
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------
                                                                                        Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                by this Officer
Dorothy E. Bourassa (57)     Secretary of PIM-USA; Senior Vice President - Legal        None
                             of Pioneer; and Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Vice President and Senior Counsel of             None
                             Pioneer since July 2002; Vice President and Senior
                             Counsel of BISYS Fund Services, Inc. (April 2001 to
                             June 2002); Senior Vice President and Deputy General
                             Counsel of Funds Distributor, Inc. (July 2000 to April
                             2001); and Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Partner, Wilmer Cutler Pickering Hale and Dorr LLP;        None
                             Assistant Secretary of all Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Vice President - Fund Accounting, Administration           None
                             and Custody Services of Pioneer; and Treasurer of all
                             of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer          None
                             and Senior Vice President, CDC IXIS Asset
                             Management Services from 2002 to 2003; Assistant
                             Treasurer and Vice President, MFS Investment
                             Management from 1997 to 2002; and Assistant
                             Treasurer of all of the Pioneer Funds since
                             November 2004
------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Luis I. Presutti (40)         Assistant Treasurer   Since 2004. Serves
                                                    at the discretion of
                                                    the Board
--------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer   Since 2004. Serves
                                                    at the discretion of
                                                    the Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer   Since 2004. Serves
                                                    at the discretion of
                                                    the Board
--------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance      Since 2004. Serves
                              Officer               at the discretion of
                                                    the Board
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                       Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years              by this Officer
Luis I. Presutti (40)         Assistant Vice President - Fund Accounting,              None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Fund Accounting Manager - Fund Accounting,               None
                              Administration and Custody Services of Pioneer; and
                              Assistant Treasurer of all of the Pioneer Funds since
                              May 2002
-----------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Fund Administration Manager - Fund Accounting,           None
                              Administration and Custody Services since June
                              2003; Assistant Vice President - Mutual Fund
                              Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank
                              Asset Management); Pioneer Fund Accounting,
                              Administration and Custody Services (Fund Accounting
                              Manager from August 1999 to May 2002); and Assistant
                              Treasurer of all Pioneer Funds since September 2003
-----------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance Officer of Pioneer (Director of         None
                              Compliance and Senior Counsel from November 2000
                              to September 2004); and Chief Compliance Officer of all
                              of the Pioneer Funds since 2004
-----------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $43,000 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal year ended November 30, 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal year ended November 30, 2005.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended November 30, 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.